Note 3 - Antidilutive Securities Excluded From Computation of Earnings Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Common shares issuable under the conversion feature of preferred shares (in shares)	9,215,816	4,801,112
Convertible Preferred Shares [Member]
Common shares issuable under the conversion feature of preferred shares (in shares)	2,796,929	0
Employee Stock Option [Member]
Common shares issuable under the conversion feature of preferred shares (in shares)	2,592,229	1,647,745
Warrant [Member]
Common shares issuable under the conversion feature of preferred shares (in shares)	3,826,658	3,153,367